Income Tax Expense (Details) - HKD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense [Line Items]
Tax profits (in Dollars)	$ 2
Flat rate	16.50%
Estimated assessable profits (in Dollars)	$ 2	$ 2	$ 2
Percentage of estimated assessable profits	16.50%	16.50%	16.50%
Percentage of statutory rate			17.00%
Hong Kong [Member]
Income Tax Expense [Line Items]
Tax rate	16.50%
Hong Kong [Member]
Income Tax Expense [Line Items]
Tax rate	8.25%	8.25%	8.25%
Tax profits (in Dollars)	$ 2	$ 2	$ 2
Minimum [Member] | Hong Kong [Member]
Income Tax Expense [Line Items]
Tax rate	8.25%
Maximum [Member] | Hong Kong [Member]
Income Tax Expense [Line Items]
Tax rate	16.50%